Expense Example - AB DISCOVERY GROWTH FUND, INC.	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 515
Expense Example, with Redemption, 3 Years	708
Expense Example, with Redemption, 5 Years	917
Expense Example, with Redemption, 10 Years	1,519
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272	[1]
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	922
Expense Example, with Redemption, 10 Years	1,803
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	870
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	941
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	$ 834

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.